Consolidated balance sheets [Parenthetical] (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Interest-bearing deposits in banks, pledged deposits	$ 9,032	$ 14,519
Trading assets, pledged securities to creditors	0	1,262
Securities available-for-sale, pledged securities to creditors	296,811	152,340
Securities held-to-maturity, fair value	33,634	34,149
Securities held-to-maturity, pledged securities to creditors	13,007	19,453
Premises and equipment, accumulated depreciation and amortization	$ 13,881	$ 11,688
Class A common stock [Member]
Common stock, no par value	$ 0	$ 0
Common stock, assigned value	$ 6.67	$ 6.67
Common stock, Authorized	40,000,000	40,000,000
Common stock, outstanding	6,342,189	6,342,189
Common Class B [Member]
Common stock, no par value	$ 0	$ 0
Common stock, assigned value	$ 6.67	$ 6.67
Common stock, Authorized	40,000,000	40,000,000
Common stock, outstanding	2,520,422	2,531,926
Common Class E [Member]
Common stock, no par value	$ 0	$ 0
Common stock, assigned value	$ 6.67	$ 6.67
Common stock, Authorized	100,000,000	100,000,000
Common stock, outstanding	29,710,556	29,271,067